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                                                                          ZURICH

                                Zurich YieldWise Funds


                           report





                               Zurich YieldWise Money Fund

                               Zurich YieldWise Government
                               Money Fund

                               Zurich YieldWise Municipal
                               Money Fund



                               Annual Report to Shareholders
                               for the Period Ended July 31, 2000
table of contents


                    1   Fund objectives

                    2   Performance summary

                    5   Variables affecting performance

                    6   Performance review

                    9   Terms to know

                   10   Portfolio composition

                   11   Portfolio of investments

                   23   Financial statements

                   28   Financial highlights

                   31   Notes to financial statements

                   34   Report of independent auditors

                   35   Tax information
fund objectives

Zurich YieldWise Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs.

Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

Zurich YieldWise Money Fund

This fund seeks to provide maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper and bank obligations.

Zurich YieldWise Government
Money Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zurich YieldWise Municipal Money Fund

This fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal by investing primarily in a portfolio of short-term, high quality tax-exempt municipal securities.

performance summary


Zurich YieldWise Money Fund


Yield Comparison

Zurich YieldWise Money Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.*

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.


Fund Yield vs. First Tier Money Fund Average
-----------------------------------------------


                 Weekly 7-Day Average Yield

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                Fund Yield              First Tier Money Fund Average

     8/3/1999      4.74%                           4.41%
                   4.81                            4.41
                   4.92                            4.45
                   4.95                            4.48
                   5.04                            4.55
                   5.04                            4.58
                   5.11                            4.60
                   5.19                            4.63
                   5.21                            4.65
                   5.18                            4.67
                   5.32                            4.70
                   5.30                            4.73
                   5.30                            4.76
                   5.30                            4.80
                   5.47                            4.80
                   5.50                            4.86
                   5.55                            4.91
                   5.59                            4.97
                   5.58                            5.00
                   5.66                            5.06
                   5.80                            5.12
                   5.86                            5.15
                   5.80                            5.05
                   5.80                            5.15
                   5.73                            5.13
                   5.69                            5.10
                   5.58                            5.11
                   5.70                            5.12
                   5.63                            5.16
                   5.64                            5.16
                   5.67                            5.19
                   5.66                            5.18
                   5.70                            5.20
                   5.73                            5.23
                   5.80                            5.29
                   5.80                            5.35
                   5.94                            5.35
                   5.92                            5.37
                   5.96                            5.39
                   5.92                            5.39
                   5.89                            5.42
                   6.00                            5.48
                   6.08                            5.61
                   6.18                            5.69
                   6.21                            5.73
                   6.33                            5.78
                   6.35                            5.81
                   6.41                            5.85
                   6.33                            5.91
                   6.39                            5.87
                   6.38                            5.89
     7/25/2000     6.42                            5.90



Lipper Ranking                    Lipper Ranking
                                 -----------------------------------------------
The Lipper, Inc. ranking is
based upon changes in net             Top Fund      #1 of 286 funds       3 Year
asset value with all             -----------------------------------------------
dividends reinvested for the          Top 2%        #6 of 362 funds       1 Year
year ended 7/31/00. The fund     -----------------------------------------------
is compared to the Lipper
Money Market Instrument Fund
category. The ranking is
historical and does not
guarantee future performance.

* Performance reflects a partial fee waiver during this period which improved results. Otherwise, the 7-day average yield would have been 6.29% on 7/25/00.

Zurich YieldWise Government Money Fund


Yield Comparison

Zurich YieldWise Government Money Fund is compared to the Government Money Fund Average, which consists of all non-institutional government money market funds, tracked by iMoneyNet, Inc. Returns are historical, do not guarantee future results, and will fluctuate.*

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Fund Yield vs. Government Money Fund Average
-----------------------------------------------

                        Weekly 7-Day Average Yield

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                Fund Yield            Government Money Fund Average

    8/3/1999       4.99%                          4.30%
                   4.91                           4.28
                   4.84                           4.32
                   4.89                           4.32
                   5.24                           4.45
                   5.21                           4.48
                   5.21                           4.49
                   5.31                           4.47
                   5.26                           4.48
                   5.25                           4.52
                   5.29                           4.50
                   5.23                           4.52
                   5.32                           4.51
                   5.36                           4.57
                   5.40                           4.57
                   5.27                           4.63
                   5.41                           4.71
                   5.56                           4.80
                   5.21                           4.77
                   5.70                           4.79
                   5.60                           4.80
                   5.76                           4.81
                   5.81                           4.49
                   5.73                           4.83
                   5.68                           4.85
                   5.81                           4.84
                   5.60                           4.90
                   5.71                           4.95
                   5.83                           5.01
                   5.80                           5.03
                   5.82                           5.07
                   5.77                           5.07
                   5.81                           5.10
                   5.85                           5.13
                   5.88                           5.20
                   6.03                           5.30
                   5.99                           5.29
                   5.98                           5.29
                   6.03                           5.25
                   6.01                           5.24
                   6.04                           5.26
                   6.10                           5.34
                   6.32                           5.47
                   6.27                           5.53
                   6.46                           5.59
                   6.50                           5.63
                   6.54                           5.65
                   6.50                           5.67
                   6.36                           5.73
                   6.55                           5.68
                   6.54                           5.70
     7/25/2000     6.50                           5.73


Lipper Ranking                   Lipper Ranking
                                 -----------------------------------------------
The Lipper, Inc. ranking is
based upon changes in net             Top Fund      #1 of 129 funds       1 Year
asset value with all             -----------------------------------------------
dividends reinvested for the
year ended 7/31/00. The fund
is compared to the Lipper
Government Money Market Fund
category. The ranking is
historical and does not
guarantee future performance.

* Performance reflects partial fee waiver and expense absorption during this period, which improved results. Otherwise, the 7-day average yield would have been 5.97% on 7/25/00.

Zurich YieldWise Municipal Money Fund


Yield Comparison

Zurich YieldWise Municipal Money Fund is compared to the Tax-Free Money Fund Average, which consists of all non-institutional tax-free money market funds, tracked by iMoneyNet Inc. Returns are historical, do not guarantee future results, and will fluctuate.* Income may be subject to state and local taxes and the Alternative Minimum Tax.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Fund Yield vs. Tax-Free Money Fund Average
-----------------------------------------------------

                      Weekly 7-Day Average Yield

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                Fund Yield            Tax-Free Money Fund Average

     8/3/1999      3.25%                        2.50%
                   3.13                         2.40
                   3.25                         2.53
                   3.30                         2.54
                   3.35                         2.58
                   3.29                         2.53
                   3.28                         2.55
                   3.49                         2.72
                   3.72                         2.95
                   3.64                         2.94
                   3.57                         2.66
                   3.44                         2.69
                   3.42                         2.72
                   3.49                         2.79
                   3.63                         2.74
                   3.80                         2.90
                   3.82                         3.02
                   3.86                         3.08
                   3.54                         2.90
                   3.92                         2.74
                   3.79                         3.01
                   4.11                         3.47
                   4.21                         3.88
                   3.70                         2.79
                   3.57                         2.54
                   3.56                         2.62
                   3.63                         2.69
                   3.58                         2.56
                   3.63                         2.78
                   3.80                         2.94
                   3.82                         3.03
                   3.80                         3.01
                   3.80                         3.01
                   3.79                         3.01
                   3.77                         3.02
                   3.86                         3.10
                   3.65                         2.79
                   3.91                         3.10
                   4.28                         3.51
                   4.64                         3.93
                   4.94                         4.31
                   5.20                         4.40
                   4.56                         3.66
                   4.43                         3.51
                   4.34                         3.37
                   4.08                         3.27
                   4.39                         3.55
                   4.54                         3.77
                   4.59                         3.80
                   3.91                         3.05
                   4.07                         3.16
      7/25/2000    4.37                         3.46




Lipper Ranking                   Lipper Ranking
                                 -----------------------------------------------
The Lipper, Inc. ranking is
based upon changes in net             Top Fund      #1 of 134 funds       1 year
asset value with all             -----------------------------------------------
dividends reinvested for the
year ended 7/31/00. The fund
is compared to the Lipper
Tax-Free Money Market Fund
category. The ranking is
historical and does not
guarantee future performance.

* Performance reflects 100% fee waiver and expense absorption during this period, which improved results. Otherwise, the 7-day average yield would have been 3.68% on 7/25/00.

variables affecting performance


The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objective.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities selected by our portfolio managers have a major impact on reaching this goal. Additionally, our portfolio managers must continuously analyze other variables, which affect share price stability and fund performance. Three of the most important variables factored into the decision-making process are:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they buy. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates, which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to Know" section)
performance review

An interview with portfolio manager Frank Rachwalski

Frank Rachwalski is a managing director of Scudder Kemper Investments, Inc. and lead portfolio manager of Zurich Money Funds. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University. The following is Mr. Rachwalski's review of the economic conditions and fund results during the report period and what may happen in the months ahead

--------------------------------------------------------------------------------

The U.S. Stock and Bond markets winced with each increase in short-term interest rates over the 12-month period ended 7/31/00. With the U.S. economy strong, unemployment at an all time low, and consumer confidence high, concerns over an acceleration of inflation took center stage. Over the year, the Federal Reserve (the "Fed") raised short-term rates 125 basis points. The increases directly benefited money market securities and the fund's yield, which rose significantly over the period.

Despite rising rates over the 12 months, the resiliency of the U.S. economy continued to be impressive. In the first half of this year gross domestic product grew at roughly 5.0%. Reflecting signs that inflationary pressures have been building, over the 12 months ended 7/31/00, the consumer price index rose 3.5%.

While we think the Fed is closer to achieving its objectives of slowing the economy and controlling inflation, we believe another rate hike is possible. With recent consumer confidence numbers suggesting that consumers are not afraid and are continuing their buying sprees, we think the Fed will be biased toward a policy of monetary restraint for the near term. However, the Fed should take a cautious approach to raising rates prior to the November elections.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other considerations.

Portfolio Strategy

We pursued two strategies, reflecting the two distinct environments over the past 12 months -- the period leading up to the end of 1999 and the year-to-date period. Toward the end of 1999, we focused on maintaining high levels of liquidity in the portfolio while taking advantage of what the market was offering. Generally, this meant maintaining a shorter average maturity than our peers did. This strategy was driven by our cautious approach to the Y2K changeover. We maintained a higher than normal level of liquidity in the portfolio in order to be prepared for potentially high investor demand for cash. However, by maintaining a shorter maturity in the rising rate environment, our existing holdings matured more quickly, which enabled us to invest in higher yielding securities sooner than if we had maintained a longer average maturity. A limitation of this strategy is that we gave up a small amount of current yield by maintaining a shorter maturity. The reason was the yield curve had a sizeable income reward for extension.

As it turned out, the Fed pumped a great deal of money into the financial system by allowing monetary reserves to grow rapidly in the fourth quarter of 1999. Some speculated that this super-liquid market helped to fuel the strong market rally.

As time progressed and Y2K concerns essentially evaporated, we viewed this as an opportunity to pick up some higher yielding paper by extending the portfolio's average maturity slightly. However, the portfolio's maturity still remained shorter than its peers, given our expectations that rates would continue to rise.

In the portfolio, we invest in "first-tier" short-term securities -- specifically, issues with top ratings according to major credit rating agencies, such as Fitch Investors Service, Moody's Investors Service, or Standard and Poor's. The top ratings have the lowest risk and, while not insured by FDIC or guaranteed, these securities rank among the safest available outside of U.S. Treasury bills. Basically, our philosophy is that it does not pay to take on additional credit risk given the relatively small yield advantage.

Our investment strategy focuses on maintaining the average life of the portfolio within a target range and selecting floating-rate securities that, given current interest rate trends, should benefit the portfolio. As a result, we generally do not make big asset allocation shifts within the portfolio. We attempt to maintain exposure to a broad selection of securities, including high quality commercial paper, variable- and floating-rate securities, U.S. government agency obligations, certificates of deposit, and repurchase agreements. The majority of the portfolio remained invested in high quality commercial paper, which we maintained because of its attractive yield and high quality.

Outlook

As we mentioned earlier, we think the Fed may raise rates at least one more time this year. However, we think the Fed may eventually be able to ease off its current policy of incremental monetary restraint because of recent signs that the economy may be slowing in reaction to the higher rate environment. Knowing when to stop raising rates is a tough job for the Fed since the rate increases take time to work their way through the economy. Typically, it takes six months for the effects to begin showing up, so the braking effects on growth of this year's rate hikes are still yet to come. In any event, this is a great environment for money market fund investors because interest rates have risen and real yields (after subtracting inflation) are still providing investors with very attractive returns.

terms to know

7-Day Average     Every money market fund calculates its yield daily
Yield             according to a standardized method prescribed by the
                  Securities and Exchange Commission. Each day's standardized yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

Maturity Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

Federal Funds     Commercial banks are required to keep these funds on
("Fed Funds")     deposit at the Federal Reserve Bank in their district. In
                  order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market."
                  The interest rate on these loans is called the "Fed Funds
                  Rate" and is the key money market rate which influences all other short-term rates.

U.S. Treasuries   These debt securities are issued by the U.S. Treasury and
                  include Treasury bills, Treasury notes, and Treasury bonds.
                  They are considered to be the safest of all securities.
                  Their safety rests in the power of the U.S. government to obtain tax revenues in order to repay its obligations, and in its historical record of always having done so.

portfolio composition

Zurich YieldWise Money Fund
On 7/31/2000*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Commercial paper                                     83%
Certificates of deposit                              15%
Short-term and medium-term notes                      2%
------------------------------------------------------------
Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich YieldWise Money Fund                      27 days
First Tier Money Fund Average                    47 days

Zurich YieldWise Government Money Fund
On 7/31/2000*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Short-term and medium-term notes                     52%
Repurchase agreements                                48%
------------------------------------------------------------
Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich YieldWise Government Money Fund           35 days
Government Money Fund Average                    41 days

Zurich YieldWise Municipal Money Fund
On 7/31/2000*

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Variable rate demand securities                      65%
Tax-exempt commercial paper                          35%
------------------------------------------------------------
Total                                               100%
------------------------------------------------------------

Weighted Average Maturity**
------------------------------------------------------------
Zurich YieldWise Municipal Money Fund            17 days
Tax-Free Money Fund Average                      39 days


*        Portfolio composition and holdings are subject to change.

**       The Funds are compared to their respective iMoneyNet, Inc. category:
         The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average includes all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 7/25/00.

portfolio of investments
July 31, 2000

                                                         Principal
                                                         Amount ($)    Value ($)
--------------------------------------------------------------------------------


Zurich YieldWise Money Fund
--------------------------------------------------------------------------------

Commercial Paper 82.6%
--------------------------------------------------------------------------------
Alpine Securitization Corp., 6.59%, 9/15/2000            20,000,000   19,836,750
--------------------------------------------------------------------------------
American Honda Financing Corp., 6.7%*, 10/26/2000        10,000,000   10,000,000
--------------------------------------------------------------------------------
Amsterdam Funding Corp, 6.59%, 8/11/2000                 10,000,000    9,981,806
--------------------------------------------------------------------------------
Asset Portfolio Funding Corp., 6.56%, 8/16/2000          15,000,000   14,959,187
--------------------------------------------------------------------------------
Associates Corp., 6.77%*, 9/15/2000                      15,000,000   15,000,000
--------------------------------------------------------------------------------
Atlantis One Funding Corp., 6.67%, 8/17/2000             27,992,000   27,910,138
--------------------------------------------------------------------------------
Barton Capital Corp., 6.55%, 8/7/2000                    17,859,000   17,839,592
--------------------------------------------------------------------------------
Bavaria Finance Funding Corp., 6.59%, 8/10/2000          20,000,000   19,967,250
--------------------------------------------------------------------------------
Bavaria Universal Funding Corp., 6.58%, 8/14/2000        20,000,000   19,952,767
--------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 6.72%*,
   8/14/2000                                             10,000,000    9,999,927
--------------------------------------------------------------------------------
Caterpillar Financial Services Corp., 6.86%*,
   9/1/2000                                               3,700,000    3,700,000
--------------------------------------------------------------------------------
Centric Capital Corp., 6.56%, 8/14/2000                  20,000,000   19,952,911
--------------------------------------------------------------------------------
CIT Group Inc., 6.65%*, 8/1/2000                         10,000,000    9,996,047
--------------------------------------------------------------------------------
CIT Group Holdings Inc., 6.61%*, 8/1/2000                10,000,000    9,995,497
--------------------------------------------------------------------------------
CIT Group Holdings Inc., 6.64%*, 8/1/2000                10,000,000    9,996,235
--------------------------------------------------------------------------------
Coca-Cola Enterprises, 7.11%, 3/15/2001                   5,000,000    4,966,887
--------------------------------------------------------------------------------
Cooper Industries Inc., 6.71%, 10/23/2000                20,000,000   19,695,667
--------------------------------------------------------------------------------
Countrywide Home Loan Corp., 6.82%*, 9/25/2000           30,000,000   29,994,750
--------------------------------------------------------------------------------
Ford Motor Credit Corp., 6.73%*, 8/18/2000                5,000,000    4,999,812
--------------------------------------------------------------------------------
Ford Motor Credit Corp., 6.77%*, 9/30/2000                5,000,000    4,999,173
--------------------------------------------------------------------------------
Forrestal Funding Corp., 6.6%, 9/5/2000                  20,000,000   19,872,833
--------------------------------------------------------------------------------
Four Winds Funding Corp., 6.59%, 8/7/2000                10,000,000    9,989,100
--------------------------------------------------------------------------------
Four Winds Funding Corp, 6.59%, 8/31/2000                10,000,000    9,945,417
--------------------------------------------------------------------------------
Galaxy Funding Corp., 6.69%, 8/8/2000                    15,000,000   14,980,692
--------------------------------------------------------------------------------
Galaxy Funding Corp., 6.69%, 8/21/2000                   10,000,000    9,963,278
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.03%*, 10/27/2000      25,000,000   25,052,054
--------------------------------------------------------------------------------
Giro Funding Corp., 6.58%, 8/28/2000                     10,083,000   10,033,619
--------------------------------------------------------------------------------
Goldman Sachs Promissory Note, 6.64%*, 8/5/2000          10,000,000   10,000,000
--------------------------------------------------------------------------------
GTE Corp., 6.3%*, 9/10/2000                              20,000,000   19,993,333


    The accompanying notes are an integral part of the financial statements.

                                                         Principal
                                                         Amount ($)    Value ($)
--------------------------------------------------------------------------------
Heller Financial Inc., 6.9%, 3/1/2000                     7,000,000    6,974,852
--------------------------------------------------------------------------------
Heller Financial Inc., 6.93%*, 10/17/2000                30,000,000   29,985,990
--------------------------------------------------------------------------------
Household Financial Corp., 6.72%*, 10/20/2000            15,000,000   14,990,139
--------------------------------------------------------------------------------
Industrial Development Authority of New Hampshire,
   6.64%, 8/4/2000                                        4,500,000    4,500,000
--------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 6.59%, 9/5/2000                 9,141,000    9,082,967
--------------------------------------------------------------------------------
Merrill Lynch & Co., 6.61%*, 8/22/2000                   20,000,000   19,998,595
--------------------------------------------------------------------------------
Moat Funding LLC, 6.56%, 8/14/2000                       16,000,000   15,962,329
--------------------------------------------------------------------------------
Monte Rosa Capital Corp., 6.56%, 8/9/2000                20,000,000   19,970,978
--------------------------------------------------------------------------------
National Rural Utilities Corp., 6.64%*, 8/2/2000          5,000,000    4,999,999
--------------------------------------------------------------------------------
National Rural Utilities Corp., 6.71%*, 10/20/2000       15,000,000   15,000,000
--------------------------------------------------------------------------------
Norwest Financial Inc., 6.65%*, 8/7/2000                  5,000,000    4,999,702
--------------------------------------------------------------------------------
Receivables Capital Corp., 6.66%, 8/10/2000              35,000,000   34,942,425
--------------------------------------------------------------------------------
Sheffield Receivables Corp., 6.56%, 8/23/2000            20,000,000   19,920,311
--------------------------------------------------------------------------------
Stellar Funding Group, 6.65%, 8/1/2000                    7,000,000    7,000,000
--------------------------------------------------------------------------------
Stellar Funding Group, 6.6%, 8/2/2000                    10,451,000   10,449,093
--------------------------------------------------------------------------------
Stellar Funding Group, 6.58%, 8/4/2000                   10,000,000    9,994,542
--------------------------------------------------------------------------------
Superior Funding Capital, 6.58%, 8/4/2000                15,000,000   14,991,813
--------------------------------------------------------------------------------
Surrey Funding Corp, 6.59%, 8/7/2000                     10,000,000    9,989,083
--------------------------------------------------------------------------------
Surrey Funding Corp, 6.56%, 8/16/2000                    15,000,000   14,959,188
--------------------------------------------------------------------------------
Sweetwater Capital Corp., 6.57%, 8/18/2000               10,477,000   10,444,693
--------------------------------------------------------------------------------
Sweetwater Capital Corp., 6.59%, 8/30/2000                9,000,000    8,952,513
--------------------------------------------------------------------------------
Thunder Bay Funding, Inc., 6.58%, 8/11/2000              10,000,000    9,981,833
--------------------------------------------------------------------------------
Transamerica Financial Corp., 6.94%*, 9/1/2000           10,000,000   10,000,000
--------------------------------------------------------------------------------
Variable Funding Corp., 6.6%, 9/21/2000                  20,000,000   19,814,983
--------------------------------------------------------------------------------
Wood Street Funding Corp., 6.55%, 8/22/2000              20,000,000   19,923,933
--------------------------------------------------------------------------------
Xerox Credit Corp., 6.63%*, 8/8/2000                      5,000,000    4,999,351
--------------------------------------------------------------------------------
Total Commercial Paper
(Cost $766,404,034)                                                  766,404,034
--------------------------------------------------------------------------------

Certificates of Deposit 15.1%
--------------------------------------------------------------------------------
Allfirst Bank, 6.85%*, 9/7/2000                          10,000,000    9,999,606
--------------------------------------------------------------------------------
Bank of America, 6.67%*, 8/1/2000                        10,000,000   10,000,000



    The accompanying notes are an integral part of the financial statements.

                                                         Principal
                                                         Amount ($)    Value ($)
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 6.65%*, 8/1/2000     10,000,000    9,995,167
--------------------------------------------------------------------------------
Comerica Bank, 6.64%*, 8/1/2000                          15,000,000   14,995,129
--------------------------------------------------------------------------------
First Union National Bank, 6.69%*, 8/1/2000              15,000,000   15,000,000
--------------------------------------------------------------------------------
Key Bank North America, 6.62%*, 8/8/2000                 10,000,000    9,998,377
--------------------------------------------------------------------------------
Key Bank North America, 6.76%*, 8/25/2000                10,000,000    9,997,067
--------------------------------------------------------------------------------
Mellon Bank, 6.82%*, 8/30/2000                           10,000,000    9,999,762
--------------------------------------------------------------------------------
Merita Bank, 6.62%*, 8/29/2000                           10,000,000   10,000,000
--------------------------------------------------------------------------------
National Bank of Canada, 6.8%*, 8/22/2000                10,000,000    9,998,490
--------------------------------------------------------------------------------
Old Kent Bank, 6.67%*, 8/1/2000                          10,000,000   10,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, 6.63%*, 8/29/2000          5,000,000    4,999,849
--------------------------------------------------------------------------------
U.S. Bank of Minnesota, 6.68%*, 8/1/2000                 15,000,000   15,000,000
--------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost $139,983,447)                                                  139,983,447
--------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 2.3%
--------------------------------------------------------------------------------
Bank One Corp., 6.65%*, 8/4/2000                          5,000,000    4,999,914
--------------------------------------------------------------------------------
Bank One Corp., 6.8%*, 10/5/2000                          5,000,000    4,999,566
--------------------------------------------------------------------------------
SMM Trust, 6.78%*, 9/13/2000                             12,000,000   12,000,000
--------------------------------------------------------------------------------
Total Corporate Bond
(Cost $21,999,480)                                                    21,999,480
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $928,386,961) (a)                                             $928,386,961
--------------------------------------------------------------------------------


Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2000. The dates shown represent the demand date or next interest rate change date.

(a)      Cost for federal income tax purposes was $928,386,961.


    The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2000

                                                           Principal
                                                           Amount ($)  Value ($)
--------------------------------------------------------------------------------


Zurich YieldWise Government Money Fund
--------------------------------------------------------------------------------

Repurchase Agreements 47.6%
--------------------------------------------------------------------------------
Chase Securities, Inc.

   6.53%, to be repurchased at $35,012,697 on
   8/2/2000                                               35,000,000  35,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets

   6.5%, to be repurchased at $25,004,513 on 8/1/2000     25,000,000  25,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc.

   6.51%, to be repurchased at $35,025,316 on
   8/4/2000                                               35,000,000  35,000,000
--------------------------------------------------------------------------------
Merrill Lynch, Inc.

   6.5%, to be repurchased at $20,010,833 on 8/3/2000     20,000,000  20,000,000
--------------------------------------------------------------------------------
Morgan Stanley & Co.
   6.5%, to be repurchased at $25,009,027 on 8/2/2000     25,000,000  25,000,000
--------------------------------------------------------------------------------
Salomon Brothers

   6.65%, to be repurchased at $40,007,388 on
   8/1/2000                                               40,000,000  40,000,000
--------------------------------------------------------------------------------
State Street Bank and Trust Co.

   6.53%, to be repurchased at $1,852,335 on 8/1/2000      1,852,000   1,852,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost $181,852,000)**                                                181,852,000
--------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 52.4%
--------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., 6.59%*, 8/1/2000      7,000,000   7,000,000
--------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.52%*, 8/1/2000                 5,000,000   4,998,277
--------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.67%*, 8/1/2000                 2,000,000   1,999,656
--------------------------------------------------------------------------------
Federal Home Loan Bank, 6.49%*, 8/2/2000                  10,000,000  10,000,000
--------------------------------------------------------------------------------
Federal Home Loan Bank, 6.49%*, 8/2/2000                   4,500,000   4,500,000
--------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%*, 8/27/2000                  8,000,000   8,000,000
--------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%, 2/9/2001                    3,000,000   3,000,270
--------------------------------------------------------------------------------
Federal Home Loan Bank, 6.69%, 5/2/2001                    4,000,000   3,955,599
--------------------------------------------------------------------------------
Federal Home Loan Bank, 6.95%, 5/8/2001                    2,000,000   1,996,134
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.53%*, 9/20/2000       20,000,000  19,992,350
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.61%, 9/21/2000        10,000,000   9,907,917



    The accompanying notes are an integral part of the financial statements.

                                                           Principal
                                                           Amount ($)  Value ($)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.90%, 2/8/2001          5,000,000   4,983,900
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.47%*,
   8/22/2000                                              25,000,000  24,993,825
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.49%*,
   8/1/2000                                                5,000,000   4,996,479
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.53%*,
   8/1/2000                                                5,000,000   5,000,000
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.55%,
   3/20/2001                                               3,000,000   2,999,943
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.56%*,
   8/1/2000                                               12,500,000  12,501,569
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.58%,
   2/22/2001                                               3,500,000   3,496,605
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.62%*,
   8/1/2000                                               10,000,000   9,999,891
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.66%*,
   9/6/2000                                                3,000,000   2,999,968
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.78%,
   7/13/2001                                               2,700,000   2,701,689
--------------------------------------------------------------------------------
Federal National Mortgage Association, 6.89%*,
   8/1/2000                                                5,000,000   5,000,290
--------------------------------------------------------------------------------
Federal National Mortgage Association, 7.26%,
   5/24/2001                                               8,000,000   8,000,000
--------------------------------------------------------------------------------
Hainan Airlines, 6.82%*, 9/21/2000                         6,000,000   6,000,000
--------------------------------------------------------------------------------
Student Loan Marketing Association, 6.84%*, 8/1/2000       6,500,000   6,500,000
--------------------------------------------------------------------------------
Student Loan Marketing Association, 6.94%*, 8/1/2000      25,000,000  24,997,125
--------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes
(Cost $200,521,487)                                                  200,521,487
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $382,373,487) (a)                                             $382,373,487
--------------------------------------------------------------------------------


Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2000. The date shown represents the demand date or next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)      Cost for federal income tax purposes is $382,373,487.



    The accompanying notes are an integral part of the financial statements.

portfolio of investments

                                                          Principal
                                                          Amount ($)   Value ($)
--------------------------------------------------------------------------------


Zurich YieldWise Municipal Money Fund
--------------------------------------------------------------------------------

Variable Rate Demand Securities* 65.1%
--------------------------------------------------------------------------------
Alabama
--------------------------------------------------------------------------------
Birmingham

   Special Care Facilities Finance Authority, 4.5%         5,000,000   5,000,000
--------------------------------------------------------------------------------
Mobile

   Special Care Facilities Finance Authority, 4.5%         5,000,000   5,000,000
--------------------------------------------------------------------------------
Arkansas
--------------------------------------------------------------------------------
Pocahontas

   Maclean Esna LP Project, 4.35%                          2,500,000   2,500,000
--------------------------------------------------------------------------------
Colorado
--------------------------------------------------------------------------------
Denver City and County

   Western Stock Show Project, 4.4%                        4,760,000   4,760,000
--------------------------------------------------------------------------------
Worldport Denver International Airport
   Project, 4.45%                                          4,000,000   4,000,000
--------------------------------------------------------------------------------
Health Facilities Authority

   Frasier Meadows Manor Project, 4.33%                    2,480,000   2,480,000
--------------------------------------------------------------------------------
Delaware
--------------------------------------------------------------------------------
Sussex County

   Perdue Agrirecycle LLC Project, 4.45%                   5,000,000   5,000,000
--------------------------------------------------------------------------------
Florida
--------------------------------------------------------------------------------
Hillsborough County

   National Gypsum Co. Project, 4.3%                       2,000,000   2,000,000
--------------------------------------------------------------------------------
Housing Finance Agency

   Hampton Lakes Project, 4.3%                             2,000,000   2,000,000
--------------------------------------------------------------------------------
Indian River County

   Hospital Revenue, 4.4%                                  3,000,000   3,000,000
--------------------------------------------------------------------------------
Miami-Dade County

   Gulliver Schools Project, 4.3%                          3,000,000   3,000,000
--------------------------------------------------------------------------------
Sarasota County

   Bay Village Project, 4.3%                               1,900,000   1,900,000



    The accompanying notes are an integral part of the financial statements.

                                                           Principal
                                                           Amount ($)  Value ($)
--------------------------------------------------------------------------------
University of N. Florida Capital Improvement Revenue

   1994 Series, 4.35%                                      2,000,000   2,000,000
--------------------------------------------------------------------------------
   2000 Series, 4.35%                                      4,000,000   4,000,000
--------------------------------------------------------------------------------
Georgia
--------------------------------------------------------------------------------
Fayette County

   Educational Facilities Authority, 4.3%                  1,000,000   1,000,000
--------------------------------------------------------------------------------
Fulton County

   General Motors Corp. Project, 4.25%                     2,000,000   2,000,000
--------------------------------------------------------------------------------
   United Way Project, 4.3%                                1,000,000   1,000,000
--------------------------------------------------------------------------------
Willacoochie

   Development Authority Pollution Control
      Revenue, 4.4%                                        2,000,000   2,000,000
--------------------------------------------------------------------------------
Illinois
--------------------------------------------------------------------------------
Carol Stream

   MAAC Machinery Co. Project, 4.35%                         800,000     800,000
--------------------------------------------------------------------------------
Industrial Development Revenue

   Whiting Corp. Project, 4.5%                             3,000,000   3,000,000
--------------------------------------------------------------------------------
Indiana
--------------------------------------------------------------------------------
Rockport

   Pollution Control Revenue, 4.35%                        5,000,000   5,000,000
--------------------------------------------------------------------------------
Kentucky
--------------------------------------------------------------------------------
Jeffersontown

   Lease Program Revenue, 4.3%                             3,000,000   3,000,000
--------------------------------------------------------------------------------
Lexington-Fayette County

   YMCA Central Kentucky Project, 4.4%                     1,900,000   1,900,000
--------------------------------------------------------------------------------
Mason County

   Pollution Control Revenue, 4.35%                          600,000     600,000
--------------------------------------------------------------------------------
Mayfield

   Educational Facilities Authority, 4.4%                    660,000     660,000
--------------------------------------------------------------------------------
Michigan
--------------------------------------------------------------------------------
Farmington Hills

   Brookfield Building Association Project, 4.6%             900,000     900,000
--------------------------------------------------------------------------------
Genesee County

   Atlas Technologies, Inc. Project, 4.5%                    400,000     400,000



    The accompanying notes are an integral part of the financial statements.

                                                           Principal
                                                           Amount ($)  Value ($)
--------------------------------------------------------------------------------
Hospital Finance Authority

   Hospital Equipment Loan Project, 4.2%                   4,000,000   4,000,000
--------------------------------------------------------------------------------
Oakland County

   Economic Development Authority, 4.5%                    3,800,000   3,800,000
--------------------------------------------------------------------------------
Strategic Fund

   Continental Aluminum Project, 4.45%                       900,000     900,000
--------------------------------------------------------------------------------
   Creative Foam Corp. Project, 4.5%                         800,000     800,000
--------------------------------------------------------------------------------
   Hope Network Project, 4.35%                               600,000     600,000
--------------------------------------------------------------------------------
Missouri
--------------------------------------------------------------------------------
Kansas City

   Baptist Health Facilities 1988A, 4.45%                  1,530,000   1,530,000
--------------------------------------------------------------------------------
St. Louis

   Air Cargo Facility Revenue, 4.43%                       2,000,000   2,000,000
--------------------------------------------------------------------------------
New Jersey
--------------------------------------------------------------------------------
Salem County

   Dupont Project, 4.4%                                    3,500,000   3,500,000
--------------------------------------------------------------------------------
New Mexico
--------------------------------------------------------------------------------
Farmington

   Arizone Public Services Co. Project, 4.35%              3,900,000   3,900,000
--------------------------------------------------------------------------------
New York
--------------------------------------------------------------------------------
Nassau County

   Tax Anticipation Notes, 4.05%                             500,000     501,114
--------------------------------------------------------------------------------
North Dakota
--------------------------------------------------------------------------------
Mercer County

   Pollution Control Revenue, 4.35%                        3,805,000   3,805,000
--------------------------------------------------------------------------------
Ohio
--------------------------------------------------------------------------------
Higher Education Facilities Authority, 4.4%                4,000,000   4,000,000
--------------------------------------------------------------------------------
Pennsylvania
--------------------------------------------------------------------------------
Bucks County

   Oxford Falls Project, 4.46%                             1,500,000   1,500,000
--------------------------------------------------------------------------------
Emmaus

   General Authority Revenue, 4.31%                        4,000,000   4,000,000



    The accompanying notes are an integral part of the financial statements.

                                                           Principal
                                                           Amount ($)  Value ($)
--------------------------------------------------------------------------------
Higher Education Assistance Agency

   Student Loan Revenue, 4.35%                             3,700,000   3,700,000
--------------------------------------------------------------------------------
University of Pennsylvania Health Facilities, 4.3%         3,865,000   3,865,000
--------------------------------------------------------------------------------
Lancaster County

   Hospital Finance Authority, 4.33%                       3,000,000   3,000,000
--------------------------------------------------------------------------------
Tennessee
--------------------------------------------------------------------------------
Maury County

   Saturn Corp. Project, 4.5%                              1,650,000   1,650,000
--------------------------------------------------------------------------------
Texas
--------------------------------------------------------------------------------
Brazos River Authority

   Pollution Control Revenue, 4.4%                        10,000,000  10,000,000
--------------------------------------------------------------------------------
Harris County

   Health Facilities Authority, 4.4%                       4,000,000   4,000,000
--------------------------------------------------------------------------------
Panhandle Plains

   Higher Education Authority, Student Loan
      Revenue, 4.3%                                        2,200,000   2,200,000
--------------------------------------------------------------------------------
Small Business Industrial Development Corp.

   Industrial Development Revenue, 4.35%                   4,000,000   4,000,000
--------------------------------------------------------------------------------
Tarrant County

   Adventist Health Systems Project, 4.33%                 3,555,000   3,555,000
--------------------------------------------------------------------------------
Tax Anticipation Notes, 3.7%-3.73%                         4,300,000   4,302,647
--------------------------------------------------------------------------------
Vermont
--------------------------------------------------------------------------------
Economic Development Authority

   Student Association Corp., 4.45%                        7,680,000   7,680,000
--------------------------------------------------------------------------------
Tsubaki Inc. Project, 4.35%                                5,000,000   5,000,000
--------------------------------------------------------------------------------
Virgina
--------------------------------------------------------------------------------
Chesterfield County

   Tidewater Fibre Corp. Project, 4.4%                     6,200,000   6,200,000
--------------------------------------------------------------------------------
Wisconsin
--------------------------------------------------------------------------------
Eau Claire

   Pope & Talbot, Inc. Project, 4.5%                         600,000     600,000
--------------------------------------------------------------------------------
Wausau
   Minnesota Mining & Manufacturing Project, 4.64%           600,000     600,000



    The accompanying notes are an integral part of the financial statements.

                                                           Principal
                                                           Amount ($)  Value ($)
--------------------------------------------------------------------------------
West Virginia
--------------------------------------------------------------------------------
Preston County

   Allegheny Wood Project, 4.5%                              420,000     420,000
--------------------------------------------------------------------------------
Wyoming
--------------------------------------------------------------------------------
Platte County

   Pollution Control Revenue, 4.35%                        1,400,000   1,400,000
--------------------------------------------------------------------------------
Total Variable Rate Demand Securities
(Cost $165,908,761)                                                  165,908,761
--------------------------------------------------------------------------------

Other Securities 34.9%
--------------------------------------------------------------------------------
Alabama
--------------------------------------------------------------------------------
Montgomery

   General Electric Co. Project, 4.2%, 8/17/2000           1,000,000   1,000,000
--------------------------------------------------------------------------------
Alaska
--------------------------------------------------------------------------------
City of Valdez

   Atlantic Richfield Project, 4.1%, 8/8/2000              2,500,000   2,500,000
--------------------------------------------------------------------------------
Arizona
--------------------------------------------------------------------------------
Agricultural Improvement and Power District

   Salt River Project, 4.25%, 8/11/2000                    2,600,000   2,600,000
--------------------------------------------------------------------------------
Colorado
--------------------------------------------------------------------------------
Platte River Power Authority, 4.25%-4.3%,

   8/16/2000-8/24/2000                                     5,000,000   5,000,000
--------------------------------------------------------------------------------
Florida
--------------------------------------------------------------------------------
Municipal Power Agency, 4.15%, 8/28/2000                   6,000,000   6,000,000
--------------------------------------------------------------------------------
Orange County

   Health Facilities Authority, 4.1%, 8/7/2000             2,000,000   2,000,000
--------------------------------------------------------------------------------
Orlando

   Capital Improvements Authority, 4.25%, 8/7/2000         3,600,000   3,600,000
--------------------------------------------------------------------------------
Pinellas

   Educational Facilities Authority, 4.35%, 8/15/2000      2,000,000   2,000,000
--------------------------------------------------------------------------------
Sarasota County

   Sarasota Memorial Hospital Project, 4.25%,
   8/9/2000                                                2,000,000   2,000,000



    The accompanying notes are an integral part of the financial statements.

                                                           Principal
                                                           Amount ($)  Value ($)
--------------------------------------------------------------------------------
Illinois
--------------------------------------------------------------------------------
Health Facilities Authority, 4.4%, 10/2/2000               2,000,000   2,000,000
--------------------------------------------------------------------------------
Indiana
--------------------------------------------------------------------------------
Jasper County

   Industrial Pollution Control Revenue, 4.3%-4.5%,
   8/7/2000                                                4,900,000   4,900,000
--------------------------------------------------------------------------------
Sullivan

   Hoosier Energy Rural Electric Co. Project, 4.7%,
   9/7/2000                                                2,000,000   2,000,000
--------------------------------------------------------------------------------
Kentucky
--------------------------------------------------------------------------------
Danville County
   Multi-City Lease Revenue, 4.25%-4.35%,
   8/11/2000-10/10/2000                                    7,240,000   7,240,000
--------------------------------------------------------------------------------
Pendleton County
   Multi-City Lease Revenue, 4.15%, 9/8/2000               3,000,000   3,000,000
--------------------------------------------------------------------------------
Louisiana
--------------------------------------------------------------------------------
Industrial District of West Baton Rouge

   Pollution Control Revenue, 4.7%, 8/14/2000              4,150,000   4,150,000
--------------------------------------------------------------------------------
Public Finance Authority, 4.3%, 9/7/2000                   3,000,000   3,000,000
--------------------------------------------------------------------------------
Maryland
--------------------------------------------------------------------------------
Anne Arundel County

   Baltimore Gas and Electric Co., 4.85%, 8/11/2000        2,150,000   2,150,000
--------------------------------------------------------------------------------
Michigan
--------------------------------------------------------------------------------
Strategic Fund, 4.3%, 8/24/2000                            3,000,000   3,000,000
--------------------------------------------------------------------------------
New Hampshire
--------------------------------------------------------------------------------
State Tax Exempt Commercial Paper Program, 4.7%,
   8/14/2000                                               3,000,000   3,000,000
--------------------------------------------------------------------------------
Ohio
--------------------------------------------------------------------------------
Air Quality Development Authority

   The Mead Corp. Project, 4.25%, 10/11/2000               3,400,000   3,400,000
--------------------------------------------------------------------------------
South Carolina
--------------------------------------------------------------------------------
Public Service Authority, 4.25%, 8/9/2000                  4,000,000   4,000,000
--------------------------------------------------------------------------------
Texas
--------------------------------------------------------------------------------
Harris County

   Health Facilities Authority, 4.1%, 9/13/2000            2,494,000   2,494,000


    The accompanying notes are an integral part of the financial statements.

                                                           Principal
                                                           Amount ($)  Value ($)
--------------------------------------------------------------------------------
Houston

   Water and Sewer Authority, 4.25%, 8/16/2000             3,000,000   3,000,000
--------------------------------------------------------------------------------
San Antonio

   Electric and Gas Revenue, 4.35%, 9/12/2000              2,000,000   2,000,000
--------------------------------------------------------------------------------
Municipal Power Agency, 4.7%, 9/13/2000                    2,900,000   2,900,000
--------------------------------------------------------------------------------
Utah
--------------------------------------------------------------------------------
Intermountain Power Agency, 4.6%, 8/21/2000                2,000,000   2,000,000
--------------------------------------------------------------------------------
Virginia
--------------------------------------------------------------------------------
Chesterfield

   VEPCO -- Series 1985, 4.25%, 8/11/2000                  3,100,000   3,100,000
--------------------------------------------------------------------------------
Louisa County

   Industrial Development Authority, 4.25%-4.4%,
   8/25/2000-9/27/2000                                     5,000,000   5,000,000
--------------------------------------------------------------------------------
Total Other Securities
(Cost $89,034,000)                                                    89,034,000
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0%
(Cost $254,942,761) (a)                                             $254,942,761
--------------------------------------------------------------------------------


Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

* Variable rate demand securities are securities whose yields vary with a designated market index or market rate such as the coupon equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2000, and are payable within five business days.

(a)      Cost for federal income tax purposes is $254,942,761.



    The accompanying notes are an integral part of the financial statements.

financial statements


Statement of Assets and Liabilities

July 31, 2000                          Money         Government        Municipal
--------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------
Investments in securities,
  at amortized cost:
  Short-term securities              $928,386,961   $200,521,487   $254,942,761
-------------------------------------------------------------------------------
Repurchase agreements                          --    181,852,000             --
-------------------------------------------------------------------------------
Cash                                    1,833,333        838,580        445,668
-------------------------------------------------------------------------------
Receivable for investments
  sold                                         --             --        150,229
-------------------------------------------------------------------------------
Interest receivable                     3,533,223      2,005,089      1,293,879
-------------------------------------------------------------------------------
Receivable for Fund shares
  sold                                  1,687,476      1,237,464        410,850
-------------------------------------------------------------------------------
Due from Adviser                               --         76,090        301,661
-------------------------------------------------------------------------------
Total Assets                          935,440,993    386,530,710    257,545,048
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Dividends payable                         977,938        402,342        182,668
-------------------------------------------------------------------------------
Payable for Fund shares
  redeemed                              3,940,151      1,043,169        162,280
-------------------------------------------------------------------------------
Accrued management fee                    447,968             --             --
-------------------------------------------------------------------------------
Other accrued expenses and
  payables                                204,733         93,698         99,042
-------------------------------------------------------------------------------
Total Liabilities                       5,570,790      1,539,209        443,990
-------------------------------------------------------------------------------
Net assets, at value                 $929,870,203   $384,991,501   $257,101,058
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
Shares outstanding                    929,870,203    384,991,501    257,101,058
-------------------------------------------------------------------------------
Net asset value, offering
  and redemption price per
  share (Net asset value /
  outstanding shares of
  beneficial interest, no
  par value, unlimited
  number of shares
  authorized)                        $       1.00   $       1.00   $       1.00
-------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statement of Operations

Year ended July 31, 2000         Money         Government        Municipal
--------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------
Income:
  Interest                    $ 55,810,710    $ 16,176,557    $  6,820,594
--------------------------------------------------------------------------
Expenses:
Management fee                   3,335,656       1,288,103         857,334
--------------------------------------------------------------------------
Services to shareholders           728,368         145,908         168,324
--------------------------------------------------------------------------
Custodian                           55,041          40,518          13,935
--------------------------------------------------------------------------
Auditing                            44,469          10,150          10,428
--------------------------------------------------------------------------
Legal                               12,579           6,435           6,323
--------------------------------------------------------------------------
Trustees' fees and expenses         23,006          11,968           6,250
--------------------------------------------------------------------------
Reports to shareholders             57,121           8,853           4,125
--------------------------------------------------------------------------
Registration fees                   88,400         148,737         114,842
--------------------------------------------------------------------------
Other                               12,381          44,116           6,782
--------------------------------------------------------------------------
Total expenses, before
  expense reductions             4,357,021       1,704,788       1,188,343
--------------------------------------------------------------------------
Expense reductions              (1,228,751)     (1,432,751)     (1,188,343)
--------------------------------------------------------------------------
Total expenses, after
  expense reductions             3,128,270         272,037              --
--------------------------------------------------------------------------
Net investment income           52,682,440      15,904,520       6,820,594
--------------------------------------------------------------------------
Net increase in net assets
  resulting from operations   $ 52,682,440    $ 15,904,520    $  6,820,594
--------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Money

                                                                       Year ended July 31,
                                                                      2000             1999
------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
------------------------------------------------------------------------------------------------
Operations:
Net investment income                                         $    52,682,440    $    51,509,952
------------------------------------------------------------------------------------------------
Distributions to shareholders from net
  investment income                                               (52,682,440)       (51,509,952)
------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1 per share:
Proceeds from shares sold                                       1,455,566,925      1,265,864,367
------------------------------------------------------------------------------------------------
Reinvestment of distributions                                      50,312,123         49,605,674
------------------------------------------------------------------------------------------------
Cost of shares redeemed                                        (1,490,396,213)    (1,472,810,799)
------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share
  transactions and total increase (decrease)
  in net assets                                                    15,482,835       (157,340,758)
------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------
Beginning of period                                               914,387,368      1,071,728,126
------------------------------------------------------------------------------------------------
End of period                                                 $   929,870,203    $   914,387,368
------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Government

                                                                             December 1, 1998
                                                                             (commencement of
                                                               Year ended     operations) to
                                                              July 31, 2000    July 31, 1999
--------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------------------
Operations:
Net investment income                                         $  15,904,520    $   3,803,698
--------------------------------------------------------------------------------------------
Distributions to shareholders from net
  investment income                                             (15,904,520)      (3,803,698)
--------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1 per share:
Proceeds from shares sold                                       554,427,155      343,648,626
--------------------------------------------------------------------------------------------
Reinvestment of distributions                                    15,016,786        3,475,455
--------------------------------------------------------------------------------------------
Cost of shares redeemed                                        (395,623,208)    (135,953,313)
--------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share
  transactions and total increase (decrease)
  in net assets                                                 173,820,733      211,170,768
--------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------
Beginning of period                                             211,170,768               --
--------------------------------------------------------------------------------------------
End of period                                                 $ 384,991,501    $ 211,170,768
--------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Municipal

                                                                             December 1, 1998
                                                                             (commencement of
                                                               Year ended     operations) to
                                                              July 31, 2000    July 31, 1999
--------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------------------
Operations:
Net investment income                                         $   6,820,594    $     685,537
--------------------------------------------------------------------------------------------
Distributions to shareholders from net
  investment income                                              (6,820,594)        (685,537)
--------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1 per share:
Proceeds from shares sold                                       492,746,087      105,204,719
--------------------------------------------------------------------------------------------
Reinvestment of distributions                                     6,212,875          619,244
--------------------------------------------------------------------------------------------
Cost of shares redeemed                                        (322,592,056)     (25,089,811)
--------------------------------------------------------------------------------------------
Net increase (decrease) from Fund share
  transactions and total increase (decrease)
  in net assets                                                 176,366,906       80,734,152
--------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------
Beginning of period                                              80,734,152               --
--------------------------------------------------------------------------------------------
End of period                                                 $ 257,101,058    $  80,734,152
--------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

financial highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Zurich Yieldwise Money Fund

Year ended July 31,                            2000      1999        1998      1997(a)
---------------------------------------------------------------------------------------
Net asset value, beginning of period     $     1.00      1.00        1.00      1.00
---------------------------------------------------------------------------------------
Net investment income                          0.06      0.05        0.06      0.02
---------------------------------------------------------------------------------------
Less distributions from net investment
  income                                      (0.06)    (0.05)      (0.06)    (0.02)
---------------------------------------------------------------------------------------
Net asset value, end of period           $     1.00      1.00        1.00      1.00
---------------------------------------------------------------------------------------
Total Return (%) (b)                           5.88      5.03        5.81      1.69**
---------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period ($ millions)          930       914       1,072       245
---------------------------------------------------------------------------------------
Ratio of expenses before expense
  reductions (%)                               0.47      0.45        0.44      0.60*
---------------------------------------------------------------------------------------
Ratio of expenses after expense
  reductions (%)                               0.34      0.34        0.07      0.00
---------------------------------------------------------------------------------------
Ratio of net investment income (%)             5.72      4.92        5.63      5.66*
---------------------------------------------------------------------------------------


(a)      For the period April 17, 1997 (commencement of operations) to July 31,
         1997.

(b) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

Zurich Yieldwise Government Fund

Year ended July 31,                                        2000     1999(a)
---------------------------------------------------------------------------

Net asset value, beginning of period                 $     1.00      1.00
---------------------------------------------------------------------------
Net investment income                                      0.06      0.03
---------------------------------------------------------------------------
Less distributions from net investment income             (0.06)    (0.03)
---------------------------------------------------------------------------
Net asset value, end of period                       $     1.00      1.00
---------------------------------------------------------------------------
Total Return (%) (b)                                       5.94      3.30**
---------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------
Net assets, end of period ($ millions)                      385       211
---------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)            0.63      0.61*
---------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)             0.10      0.05*
---------------------------------------------------------------------------
Ratio of net investment income (%)                         5.87      4.92*
---------------------------------------------------------------------------


(a)      For the period December 1, 1998 (commencement of operations) to July
         31, 1999.

(b) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

Zurich YieldWise Municipal Money Fund

Year ended July 31,                                    2000     1999(a)
------------------------------------------------------------------------

Net asset value, beginning of period              $     1.00     1.00
------------------------------------------------------------------------
Net investment income                                   0.04     0.02
------------------------------------------------------------------------
Less distributions from net investment income          (0.04)   (0.02)
------------------------------------------------------------------------
Net asset value, end of period                    $     1.00     1.00
------------------------------------------------------------------------
Total Return (%) (b)                                    3.96     2.09**
------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------
Net assets, end of period ($ millions)                   257       81
------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)         0.69     0.88*
------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)          0.00     0.00
------------------------------------------------------------------------
Ratio of net investment income (%)                      3.98     3.25*
------------------------------------------------------------------------


(a)      For the period December 1, 1998 (commencement of operations) to July
         31, 1999.

(b) Total returns would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized
notes to financial statements

1. Significant Accounting Policies

Zurich YieldWise Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds ("Funds"). Zurich YieldWise Money Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich YieldWise Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Zurich YieldWise Municipal Money Fund invests in short-term high quality municipal securities.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Funds may enter into repurchase agreements with certain banks and broker/dealers whereby the Funds, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. Each Fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215 million of average daily net assets declining to 0.25% of average daily net assets in excess of $800 million. For the year ended July 31, 2000, the Funds incurred the following management fees:

                                     Management fee   Management fee  Effective
Fund                                   imposed ($)      waived ($)     rate (%)
------------------------------------------------------------------------------
Zurich YieldWise Money Fund              2,142,078      1,193,578      0.23
------------------------------------------------------------------------------
Zurich YieldWise Government Money Fund          --      1,288,103        --
------------------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund           --        857,334        --
------------------------------------------------------------------------------

Scudder Kemper has agreed to temporarily waive all or a portion of its management fee and reimburse or pay operating expenses of each fund as follows: for Zurich YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.38% until November 30, 2000; for Zurich YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.34% through at least June 1, 2000, thereafter, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.37% until November 30, 2000; for Zurich YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.30% until November 30, 2000. In addition, during the period Scudder Kemper agreed to voluntarily limit expenses of each fund as follows: for Zurich YieldWise Money Fund, 0.34%; for Zurich YieldWise Government Fund, 0.10%; for Zurich YieldWise Municipal Money Fund, 0.00%.

Shareholder Services Agreement. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Trust. For the year ended July 31, 2000, KSvC received shareholder services fees as follows:

                                                                Unpaid at
Fund                                        Fee imposed ($)  July 31, 2000 ($)
-----------------------------------------------------------------------------
Zurich YieldWise Money Fund                     554,339         158,277
-----------------------------------------------------------------------------
Zurich YieldWise Government Money Fund          102,130          34,105
-----------------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund           137,988          36,316
-----------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the year ended July 31, 2000, the Trust made no payments to its officers and incurred trustees' fees of $41,224 to independent trustees.

3. Expense Off-Set Arrangements

Each Fund has entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. For the year ended July 31, 2000, the Funds' custodian and transfer agent fees were reduced as follows:

                                                                  Transfer agent
Fund                                          Custodian fee ($)      fee ($)
--------------------------------------------------------------------------------
Zurich YieldWise Money Fund                          6,363           28,810
--------------------------------------------------------------------------------
Zurich YieldWise Government Money Fund               3,166           18,756
--------------------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund                7,613           11,193
--------------------------------------------------------------------------------


4. Line of Credit

The Funds and several Kemper funds (the "Participants") share in a $750 million revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement.

report of independent auditors

The Board of Trustees and Shareholders of Zurich YieldWise Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Zurich YieldWise Money Fund, Zurich YieldWise Government Money Fund and Zurich YieldWise Municipal Money Fund, comprising Zurich YieldWise Funds, as of July 31, 2000, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Zurich YieldWise Funds at July 31, 2000, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois                                        /s/Ernst & Young LLP
September 7, 2000
tax information (unaudited)

Of the dividends paid from net investment income for the Zurich YieldWise Municipal Money Fund for the taxable year ended July 31, 2000, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-888-ZURICH-1 (987-4241).

    The accompanying notes are an integral part of the financial statements.

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




                      (This page intentionally left blank)
  trustees and officers

    Trustees
    ----------------------------------------------------------------------------
    John W. Ballantine        Donald L. Dunaway          Thomas W. Littauer
    Trustee                   Trustee                    Trustee and Vice
                                                         President
    ----------------------------------------------------------------------------
    Lewis A. Burnham          Robert B. Hoffman          Shirley D. Peterson
    Trustee                   Trustee                    Trustee
    ----------------------------------------------------------------------------
    Linda C. Coughlin         Donald R. Jones            William P. Sommers
    Trustee                   Trustee                    Trustee


    Officers
    ----------------------------------------------------------------------------
    Mark S. Casady            Frank J. Rachwalski, Jr.   Maureen E. Kane
    President                 Vice President             Assistant Secretary
    ----------------------------------------------------------------------------
    Philip J. Collora         Linda J. Wondrack          Caroline Pearson
    Vice President and        Vice President             Assistant Secretary
    Secretary
    ----------------------------------------------------------------------------
    Ann M. McCreary           John R. Hebble             Brenda Lyons
    Vice President            Treasurer                  Assistant Treasurer
    ----------------------------------------------------------------------------
    Kathryn L. Quirk
    Vice President


   Legal Counsel          Vedder, Price, Kaufman & Kammholz
                          222 North LaSalle Street
                          Chicago, IL 60601
   -----------------------------------------------------------------------------
   Shareholder Service    Kemper Service Company
   Agent                  P.O. Box 219151
                          Kansas City, MO 64121-9151
   -----------------------------------------------------------------------------
   Custodian              State Street Bank and Trust Company
                          225 Franklin Street
                          Boston, MA 02110
   -----------------------------------------------------------------------------
   Transfer Agent         State Street Bank and Trust Company
                          225 Franklin Street
                          Boston, MA 02110
   -----------------------------------------------------------------------------
   Independent Auditors   Ernst & Young LLP
                          233 South Wacker Drive
                          Chicago, IL 60606
                                                                         [LOGO]
                                                                         ZURICH
This report must be preceded or accompanied by
a Zurich YieldWise Funds prospectus.            Scudder Kemper Investments, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808
                                                                  1-888-987-4241